Equity Activity (Tables)	12 Months Ended
Dec. 31, 2011
Equity Activity
Taxes Allocated to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2011:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$(693)	$(18)	$(711)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(14)	$5	$(9)
Reclassification of (gains)/losses to net income	(231)	88	(143)
Subsequent changes in previously impaired securities arising during the period	4	(1)	3
Total net changes related to available-for-sale securities	$(241)	$91	$(150)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(266)	$105	$(162)
Reclassification of (gains)/losses to net income	511	(182)	329
Total unrealized gains/(losses) on cash flow hedges	$245	$(77)	$167
Retirement-related benefit plans
Prior service costs/(credits)	$(28)	$7	$(22)
Net (losses)/gains arising during the period	(5,463)	1,897	(3,566)
Curtailments and settlements	11	(3)	7
Amortization of prior service (credits)/cost	(157)	62	(94)
Amortization of net gains/(losses)	1,847	(619)	1,227
Total retirement-related benefit plans	$(3,790)	$1,343	$(2,448)
Other comprehensive income/(loss)	$(4,479)	$1,339	$(3,142)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2010:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$712	$(69)	$643
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$70	$(24)	$46
Reclassification of (gains)/losses to net income	0	(0)	(0)
Subsequent changes in previously impaired securities arising during the period	8	(3)	5
Total net changes related to available-for-sale securities	$78	$(27)	$51
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$371	$(120)	$251
Reclassification of (gains)/losses to net income	203	(68)	134
Total unrealized gains/(losses) on cash flow hedges	$573	$(188)	$385
Retirement-related benefit plans
Prior service costs/(credits)	$28	$(8)	$20
Net (losses)/gains arising during the period	(2,728)	1,016	(1,712)
Curtailments and settlements	10	(3)	7
Amortization of prior service (credits)/cost	(183)	67	(116)
Amortization of net gains/(losses)	1,249	(441)	808
Total retirement-related benefit plans	$(1,624)	$632	$(992)
Other comprehensive income/(loss)	$(260)	$348	$87

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2009:	Amount	Benefit	Amount
Other comprehensive income:
Foreign currency translation adjustments	$1,675	$57	$1,732
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$118	$(47)	$72
Reclassification of (gains)/losses to net income	64	(24)	39
Subsequent changes in previously impaired securities arising during the period	—	—	—
Total net changes related to available-for-sale securities	$182	$(71)	$111
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(718)	$224	$(493)
Reclassification of (gains)/losses to net income	(94)	32	(63)
Total unrealized gains/(losses) on cash flow hedges	$(812)	$256	$(556)
Retirement-related benefit plans
Prior service costs/(credits)	$375	$(146)	$229
Net (losses)/gains arising during the period	1,433	(439)	994
Curtailments and settlements	(125)	33	(93)
Amortization of prior service (credits)/cost	(162)	55	(107)
Amortization of net gains/(losses)	1,105	(402)	704
Total retirement-related benefit plans	$2,626	$(898)	$1,727
Other comprehensive income/(loss)	$3,671	$(656)	$3,015

Accumulated Other Comprehensive Income/(Loss) (net of tax

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/Losses	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2009	$(481)	$1,836	$(20,297)	$113	$(18,830)
Change for period	385	643	(992)	51	87
December 31, 2010	(96)	2,478	(21,289)	164	$(18,743)
Change for period	167	(711)	(2,448)	(150)	(3,142)
December 31, 2011	$71	$1,767	$(23,737)	$13	$(21,885)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.